Prepayments, Receivables and Other Assets, Net (Tables)	12 Months Ended
Mar. 31, 2023
Prepayments, Receivables And Other Assets, Net [Abstract]
Schedule of prepayments, receivables and other assets
	As of March 31,
	2023	2022

Receivable from a third-party company	$473,237	$575,773
Other receivables	230,642	288,936
Total prepayments, receivables and other assets, gross	703,879	864,709
Less: allowance for doubtful accounts	(473,237)	-
Total prepayments, receivables and other assets, net	$230,642	$864,709